Advance to suppliers (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Advance to suppliers
Advance to suppliers	$ 902	¥ 6,277	¥ 5,694
Advance to suppliers - long term, net	$ 221	¥ 1,542	¥ 1,542